WILLIAMS CAPITAL LIQUID ASSETS FUND

Supplement Dated July 6, 2005
to Institutional Shares Prospectus dated February 27, 2005

As of July 6, 2005, the Williams Capital Liquid Assets Fund calculates the net asset value for each of its classes of shares as of 5:00 p.m. Eastern time on each day both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. Shares will not be priced on days when either the NYSE or the Federal Reserve Bank of New York is closed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WILLIAMS CAPITAL LIQUID ASSETS FUND

Supplement Dated July 6, 2005
to Service Shares Prospectus dated February 27, 2005

As of July 6, 2005, the Williams Capital Liquid Assets Fund calculates the net asset value for each of its classes of shares as of 5:00 p.m. Eastern time on each day both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. Shares will not be priced on days when either the NYSE or the Federal Reserve Bank of New York is closed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WILLIAMS CAPITAL LIQUID ASSETS FUND

Supplement Dated July 6, 2005
to the Statement of Additional Information
dated February 27, 2005

As of July 6, 2005, the Fund calculates the net asset value for each of its classes of shares as of 5:00 p.m. Eastern time on each day both the New York Stock Exchange and the Federal Reserve Bank of New York are open.

The first paragraph under the section “Dividends” under the heading “Dividends and Distributions” on page 11 of the Statement of Additional Information is revised as follows:

Dividends are declared daily and paid monthly, following the close of the last Fund business day of the month. A business day is any day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. A purchase order or redemption request is in “proper form” upon receipt of Federal funds and when all required documents are properly completed, signed and received. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Fund or an appointed service provider. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund or an appointed service provider. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE